SCHEDULE OF CONSIDERATION TO PURCHASE ISSUED AND OUTSTANDING EQUITY INTEREST (Details) (Parenthetical) - Sahara Petroleum Services Company [Member] - $ / shares shares in Thousands	3 Months Ended
	Mar. 31, 2021	Jun. 02, 2020
Business Acquisition [Line Items]
Closing price per share		$ 5.37
Number of shares settled with sellers	145,039